MATERIAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION AND UNCERTAINTY	12 Months Ended
Dec. 31, 2025
Accounting Policies Disclosures [Abstract]
MATERIAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION AND UNCERTAINTY	MATERIAL ACCOUNTING JUDGMENTS AND KEY SOURCES OF ESTIMATION AND
UNCERTAINTY
In the application of the aforementioned Company’s accounting policies, the Company is required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised if the revision affects only that year, or in the year of the revision and future years if the revision affects both current and future years.
Material Accounting Judgments
Revenue Recognition
The Company recognizes revenue when the conditions described in Note 5 are satisfied.
Commencement of Depreciation Related to Property, Plant and Equipment Classified as Equipment
under Installation and Construction in Progress (EUI/CIP)
As described in Note 5, commencement of depreciation related to EUI/CIP involves determining when the assets are available for their intended use. The criteria the Company uses to determine whether EUI/CIP are available for their intended use involves subjective judgments and assumptions about the conditions necessary for the assets to be capable of operating in the intended manner.
Key Sources of Estimation and Uncertainty
Estimation of Sales Returns and Allowances
Sales returns and other allowance is estimated and recorded based on historical experience and in consideration of different contractual terms. The amount is deducted from revenue in the same period the related revenue is recorded. The Company periodically reviews the reasonableness of the estimates.
Valuation of Inventory
Inventories are stated at the lower of cost or net realizable value, and the Company uses estimate to determine the net realizable value of inventory at the end of each reporting period.
The Company estimates the net realizable value of inventory for normal waste, obsolescence and unmarketable items at the end of reporting period and then writes down the cost of inventories to net realizable value. The net realizable value of the inventory is determined mainly based on assumptions of future demand within a specific time horizon.
Impairment of Tangible Assets, Right-of-use Assets and Intangible Assets Other than Goodwill
In the process of evaluating the potential impairment of tangible assets, right-of-use assets and intangible assets other than goodwill, the Company determines the independent cash flows, useful lives, expected future revenue and expenses related to the specific asset groups with the consideration of the nature of semiconductor industry. Any change in these estimates based on changed economic conditions or business strategies could result in significant impairment charges or reversal in future years.
Realization of Deferred Income Tax Assets
Deferred tax assets are recognized to the extent that it is probable that future taxable profits will be available against which those deferred tax assets and unused tax losses can be utilized. Assessment of the realization of the deferred tax assets requires subjective judgment and estimate, including the future revenue growth and profitability, tax holidays, the amount of tax credits can be utilized and feasible tax planning strategies. Any changes in the global economic environment, the industry trends and relevant laws and regulations could result in significant adjustments to the deferred tax assets.